Main differences between IFRS and Swiss GAAP (Narrative) (Detail)	12 Months Ended
Dec. 31, 2023
Main Differences Between IFRS And Swiss GAAP [Line Items]
Goodwill, maximum useful life for justified exceptional cases (in years)	10 years